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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
          767 Fifth Avenue
          New York, NY 10153

Form 13F File Number:  028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael C. Neus
Title:         General Counsel
Phone:         212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus             New York, NY                August 12, 2011
--------------------         ------------------           -------------------
    [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                1
                                                        -----------

Form 13F Information Table Entry Total:                          47
                                                        -----------

Form 13F Information Table Value Total:                  $3,407,513
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

     1.                Richard C. Perry.

                                                              Perry Corp
                                                     Form 13F Information Table
                                                   Quarter ended  June 30, 2011


COLUMN 1                          COLUMN 2           COLUMN 3     COLUMN 4   COLUMN 5             COLUMN 6 COLUMN 7 COLUMN 8

                                                                   VALUE      SHRS OR  SH/  PUT/  INVST  OTHR  VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS       CUSIP      (x$1000)    PRN AMT  PRN  CALL  DISCR  MANGR SOLE SHARED   NONE
-------------------------------   -----------------  ---------   --------- ----------  ---  ----  ------ ----- ---- ------   ----
Anadarko Petroleum Corp           COM                032511107     61,408     800,000  SH         Shared    1       800,000
Bank of America Corp              COM                060505104     27,400   2,500,000  SH   CALL  Shared    1     2,500,000
BMC Software Inc                  COM                055921100    120,340   2,200,000  SH         Shared    1     2,200,000
Cephalon Inc                      COM                156708109     60,484     757,000  SH         Shared    1       757,000
Citigroup Inc                     COM NEW            172967424     82,031   1,970,000  SH         Shared    1     1,970,000
Citigroup Inc                     COM NEW            172967424    170,724   4,100,000  SH   CALL  Shared    1     4,100,000
ConAgra Foods Inc                 COM                205887102     31,948   1,237,828  SH         Shared    1     1,237,828
Dollar Thrifty Automotive Group   COM                256743105     18,435     250,000  SH         Shared    1       250,000
Enzon Pharmaceuticals Inc         COM                293904108     20,231   2,013,000  SH         Shared    1     2,013,000
General Motors Corp               COM                37045V100    170,847   5,627,366  SH         Shared    1     5,627,366
General Motors Corp               COM                37045V100      7,894     260,000  SH   CALL  Shared    1       260,000
Hartford Financial Services Gr    *W EXP 06/26/2019  416515120      3,063     171,200  SH         Shared    1       171,200
Hertz Global Holdings Inc         COM                42805T105     20,003   1,259,636  SH         Shared    1     1,259,636
Iron Mountain Inc                 COM                462846106    216,051   6,337,657  SH         Shared    1     6,337,657
ISHARES INC                       MSCI BRAZIL        464286400     23,252     317,000  SH   PUT   Shared    1       317,000
ISHARES TR                        RUSSELL 2000       464287655      1,788      21,600  SH         Shared    1        21,600
ITT Corp New                      COM                450911102     50,494     856,850  SH         Shared    1       856,850
Johnson & Johnson                 COM                478160104     35,155     528,486  SH         Shared    1       528,486
Lincoln National Corp Ind         *W EXP 07/10/2019  534187117      2,440     120,676  SH         Shared    1       120,676
Mosaic Co New                     COM                61945C103     94,551   1,396,000  SH         Shared    1     1,396,000
North American Energy Partners    COM                656844107     35,224   4,598,466  SH         Shared    1     4,598,466
NYSE Euronext                     COM                629491101     87,590   2,555,886  SH         Shared    1     2,555,886
PNC Financial Services Group Inc  *W EXP 12/31/2018  693475121      3,726     300,000  SH         Shared    1       300,000
Ralcorp Holdings Inc New          COM                751028101     10,905     125,958  SH         Shared    1       125,958
Rite Aid Corp                     COM                767754104     18,873  14,190,000  SH         Shared    1    14,190,000
Royal Bank of Scotland Group      SP ADR PREF S      780097739     68,967   3,986,560  SH         Shared    1     3,986,560
Royal Bank of Scotland Group      ADR PREF SER N     780097770     25,330   1,483,912  SH         Shared    1     1,483,912
Royal Bank of Scotland Group      SP ADR PREF M      780097796     77,168   4,486,483  SH         Shared    1     4,486,483
Royal Bank of Scotland Group      ADR PREF SHS Q     780097754     46,129   2,645,164  SH         Shared    1     2,645,164
Royal Bank of Scotland Group      ADR PFD SER P      780097762      4,236     256,857  SH         Shared    1       256,857
Royal Bank of Scotland Group      SP ADR PREF T      780097713     57,440   3,056,946  SH         Shared    1     3,056,946
Royal Bank of Scotland Group      ADR PREF SHS R     780097747      6,501     395,699  SH         Shared    1       395,699
Sanofi                            RIGHT 12/31/2020   80105N113     13,802   5,726,911  SH         Shared    1     5,726,911
Select Sector SPDR TR             SBI INT-FINL       81369Y605    307,000  20,000,000  SH   CALL  Shared    1    20,000,000
Southern Union Co New             COM                844030106     58,926   1,467,649  SH         Shared    1     1,467,649
SPDR S&P 500 ETF TR               TR UNIT            78462F103    543,584   4,119,000  SH   CALL  Shared    1     4,119,000
SPDR S&P Midcap 400 ETF TR        UTSER1 S&PDCRP     78467Y107     48,355     272,500  SH   PUT   Shared    1       272,500
SPDR SERIES TRUST                 S&P HOMEBUILD      78464A888     19,866   1,100,000  SH   CALL  Shared    1     1,100,000
SPDR SERIES TRUST                 S&P RETAIL ETF     78464A714    128,646   2,410,000  SH   PUT   Shared    1     2,410,000
Sunoco Inc                        COM                86764P109     84,463   2,025,000  SH         Shared    1     2,025,000
Sunoco Inc                        COM                86764P109     56,309   1,350,000  SH   CALL  Shared    1     1,350,000
United Community Banks, Inc.      CAP STK            90984P303     21,481   2,034,164  SH         Shared    1     2,034,164
Universal American Spin Corp      COM                91338E101     84,251   7,694,185  SH         Shared    1     7,694,185
Williams Cos Inc                  COM                969457100     89,994   2,975,000  SH         Shared    1     2,975,000
Yahoo! Inc                        COM                984332106    188,000  12,500,000  SH         Shared    1    12,500,000
Yahoo! Inc                        COM                984332106     86,480   5,750,000  SH   CALL  Shared    1     5,750,000
YPF Sociedad Anonima              SPON ADR CL D      984245100     15,728     349,128  SH         Shared    1       349,128


Total Fair Market Value (in thousands)                          3,407,513
